OPERATING EXPENSES (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2021
Schedule of management fees

	Management Fees
	2021	2020
US Feeder	$2,403,587	$3,148,410
Cayman Feeder	3,171,460	5,609,122
Other (1)	165,014	165,972
Total	$5,740,061	$8,923,504

(1)	Direct investors in the Partnership

Schedule of selling commissions

	Selling Commissions
	2021	2020
U.S. Feeder	$2,267,616	$2,707,949
Cayman Feeder	10,520	23,945
Total	$2,278,136	$2,731,894

Schedule of operating expenses

	Operating Expenses
	2021	2020
Partnership	$617,774	$732,611
U.S. Feeder	341,420	386,250
Cayman Feeder	161,604	153,301
Total	$1,120,798	$1,272,162

Schedule of financial assets and liabilities at fair value

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$393,373,462	$-	$393,373,462

Short-Term Money Market Fund*	30,509,711	-	30,509,711
Exchange-traded futures contracts
Currencies	13,848	-	13,848
Energies	1,800,611	-	1,800,611
Grains	105,702	-	105,702
Interest rates	(3,181,786)	-	(3,181,786)
Livestock	(1,040)	-	(1,040)
Metals	439,232	-	439,232
Softs	(40,540)	-	(40,540)
Stock indices	899,035	-	899,035

Total exchange-traded futures contracts	35,062	-	35,062

Over-the-counter forward currency contracts	-	(985,264)	(985,264)

Total futures and forward currency contracts (2)	35,062	(985,264)	(950,202)

Total financial assets and liabilities at fair value	$423,918,235	$(985,264)	$422,932,971

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$72,137,475
Investments in U.S. Treasury notes			321,235,987
Total investments in U.S. Treasury notes			$393,373,462

(2)
Net unrealized appreciation on open futures and forward currency contracts			$1,066,071
Net unrealized depreciation on open futures and forward currency contracts			(2,016,273)
Total net unrealized depreciation on open futures and forward currency contracts			$(950,202)

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial assets and liabilities at fair value as of December 31, 2020

	Level 1	Level 2	Total
U.S. Treasury notes (1)	$500,015,300	$-	$500,015,300

Short-Term Money Market Fund*	42,248,650	-	42,248,650
Exchange-traded futures contracts
Energies	1,411,245	-	1,411,245
Grains	2,970,371	-	2,970,371
Interest rates	2,061,873	-	2,061,873
Livestock	(12,760)	-	(12,760)
Metals	5,115,659	-	5,115,659
Softs	230,325	-	230,325
Stock indices	5,340,762	-	5,340,762

Total exchange-traded futures contracts	17,117,475	-	17,117,475

Over-the-counter forward currency contracts	-	2,940,758	2,940,758

Total futures and forward currency contracts (2)	17,117,475	2,940,758	20,058,233

Total financial assets and liabilities at fair value	$559,381,425	$2,940,758	$562,322,183

Per line item in Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$91,539,195
Investments in U.S. Treasury notes			408,476,105
Total investments in U.S. Treasury notes			$500,015,300

(2)
Net unrealized appreciation on open futures and forward currency contracts			$20,183,485
Net unrealized depreciation on open futures and forward currency contracts			(125,252)
Total net unrealized appreciation on open futures and forward currency contracts			$20,058,233

*	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.